Portfolio of Investments
Lifecycle Index Retirement Income Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—40.1%
27,450,167
TIAA-CREF Bond Index Fund $ 258,306,067
TOTAL FIXED INCOME 258,306,067
INFLATION-PROTECTED ASSETS—10.0%
6,193,033
TIAA-CREF Inflation-Linked Bond Fund 64,655,268
TOTAL INFLATION-PROTECTED ASSETS 64,655,268
INTERNATIONAL EQUITY—13.8%
2,630,041
TIAA-CREF Emerging Markets Equity Index Fund 27,010,518
2,935,015
TIAA-CREF International Equity Index Fund 62,046,211
TOTAL INTERNATIONAL EQUITY 89,056,729
SHORT-TERM FIXED INCOME—10.1%
6,830,448
TIAA-CREF Short-Term Bond Index Fund 64,820,948
TOTAL SHORT-TERM FIXED INCOME 64,820,948
U.S. EQUITY—26.0%
5,214,552
TIAA-CREF Equity Index Fund 167,074,242
TOTAL U.S. EQUITY 167,074,242
TOTAL AFFILIATED INVESTMENT COMPANIES 643,913,254
(Cost $589,201,018)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$765,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 765,000
TOTAL REPURCHASE AGREEMENT 765,000
TOTAL SHORT-TERM INVESTMENTS 765,000
(Cost $765,000)
TOTAL INVESTMENTS—100.1% 644,678,254
(Cost $589,966,018)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (355,853)
NET ASSETS—100.0% $ 644,322,401
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $765,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $780,364.

Lifecycle Index 2010 Fund August 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.1%
27,024,699
TIAA-CREF Bond Index Fund $ 254,302,422
TOTAL FIXED INCOME 254,302,422
INFLATION-PROTECTED ASSETS—10.1%
6,097,174
TIAA-CREF Inflation-Linked Bond Fund 63,654,497
TOTAL INFLATION-PROTECTED ASSETS 63,654,497
INTERNATIONAL EQUITY—12.6%
2,366,271
TIAA-CREF Emerging Markets Equity Index Fund 24,301,600
2,646,700
TIAA-CREF International Equity Index Fund 55,951,243
TOTAL INTERNATIONAL EQUITY 80,252,843
SHORT-TERM FIXED INCOME—13.2%
8,825,515
TIAA-CREF Short-Term Bond Index Fund 83,754,137
TOTAL SHORT-TERM FIXED INCOME 83,754,137
U.S. EQUITY—23.9%
4,721,527
TIAA-CREF Equity Index Fund 151,277,723
TOTAL U.S. EQUITY 151,277,723
TOTAL AFFILIATED INVESTMENT COMPANIES 633,241,622
(Cost $553,959,617)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$300,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 300,000
TOTAL REPURCHASE AGREEMENT 300,000
TOTAL SHORT-TERM INVESTMENTS 300,000
(Cost $300,000)
TOTAL INVESTMENTS—99.9% 633,541,622
(Cost $554,259,617)
OTHER ASSETS & LIABILITIES, NET—0.1% 433,272
NET ASSETS—100.0% $ 633,974,894
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $300,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $306,080.

Portfolio of Investments
Lifecycle Index 2015 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.8%
44,665,591
TIAA-CREF Bond Index Fund $ 420,303,211
TOTAL FIXED INCOME 420,303,211
INFLATION-PROTECTED ASSETS—9.3%
9,410,594
TIAA-CREF Inflation-Linked Bond Fund 98,246,601
TOTAL INFLATION-PROTECTED ASSETS 98,246,601
INTERNATIONAL EQUITY—14.4%
4,480,436
TIAA-CREF Emerging Markets Equity Index Fund 46,014,081
5,014,906
TIAA-CREF International Equity Index Fund 106,015,117
TOTAL INTERNATIONAL EQUITY 152,029,198
SHORT-TERM FIXED INCOME—9.3%
10,378,551
TIAA-CREF Short-Term Bond Index Fund 98,492,452
TOTAL SHORT-TERM FIXED INCOME 98,492,452
U.S. EQUITY—27.1%
8,944,871
TIAA-CREF Equity Index Fund 286,593,672
TOTAL U.S. EQUITY 286,593,672
TOTAL AFFILIATED INVESTMENT COMPANIES 1,055,665,134
(Cost $897,046,036)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$655,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 655,000
TOTAL REPURCHASE AGREEMENT 655,000
TOTAL SHORT-TERM INVESTMENTS 655,000
(Cost $655,000)
TOTAL INVESTMENTS—100.0% 1,056,320,134
(Cost $897,701,036)
OTHER ASSETS & LIABILITIES, NET—0.0% 155,533
NET ASSETS—100.0% $ 1,056,475,667
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $655,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $668,152.

Lifecycle Index 2020 Fund August 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—38.7%
126,443,007
TIAA-CREF Bond Index Fund $ 1,189,828,697
TOTAL FIXED INCOME 1,189,828,697
INFLATION-PROTECTED ASSETS—7.3%
21,418,333
TIAA-CREF Inflation-Linked Bond Fund 223,607,394
TOTAL INFLATION-PROTECTED ASSETS 223,607,394
INTERNATIONAL EQUITY—16.1%
14,600,000
TIAA-CREF Emerging Markets Equity Index Fund 149,942,001
16,326,989
TIAA-CREF International Equity Index Fund 345,152,543
TOTAL INTERNATIONAL EQUITY 495,094,544
SHORT-TERM FIXED INCOME—7.3%
23,621,413
TIAA-CREF Short-Term Bond Index Fund 224,167,208
TOTAL SHORT-TERM FIXED INCOME 224,167,208
U.S. EQUITY—30.4%
29,083,690
TIAA-CREF Equity Index Fund 931,841,436
TOTAL U.S. EQUITY 931,841,436
TOTAL AFFILIATED INVESTMENT COMPANIES 3,064,539,279
(Cost $2,627,847,858)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,105,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 2,105,000
TOTAL REPURCHASE AGREEMENT 2,105,000
TOTAL SHORT-TERM INVESTMENTS 2,105,000
(Cost $2,105,000)
TOTAL INVESTMENTS—99.9% 3,066,644,279
(Cost $2,629,952,858)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,856,815
NET ASSETS—100.0% $ 3,068,501,094
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $2,105,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $2,147,140.

Portfolio of Investments
Lifecycle Index 2025 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—36.7%
218,382,198
TIAA-CREF Bond Index Fund $ 2,054,976,488
TOTAL FIXED INCOME 2,054,976,488
INFLATION-PROTECTED ASSETS—5.3%
28,346,746
TIAA-CREF Inflation-Linked Bond Fund 295,940,030
TOTAL INFLATION-PROTECTED ASSETS 295,940,030
INTERNATIONAL EQUITY—18.2%
30,105,159
TIAA-CREF Emerging Markets Equity Index Fund 309,179,978
33,688,085
TIAA-CREF International Equity Index Fund 712,166,110
TOTAL INTERNATIONAL EQUITY 1,021,346,088
SHORT-TERM FIXED INCOME—5.3%
31,262,493
TIAA-CREF Short-Term Bond Index Fund 296,681,061
TOTAL SHORT-TERM FIXED INCOME 296,681,061
U.S. EQUITY—34.4%
60,071,809
TIAA-CREF Equity Index Fund 1,924,700,757
TOTAL U.S. EQUITY 1,924,700,757
TOTAL AFFILIATED INVESTMENT COMPANIES 5,593,644,424
(Cost $4,820,253,788)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,980,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 4,980,000
TOTAL REPURCHASE AGREEMENT 4,980,000
TOTAL SHORT-TERM INVESTMENTS 4,980,000
(Cost $4,980,000)
TOTAL INVESTMENTS—100.0% 5,598,624,424
(Cost $4,825,233,788)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,874,835
NET ASSETS—100.0% $ 5,600,499,259
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $4,980,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $5,079,640.

Lifecycle Index 2030 Fund August 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—32.7%
248,284,385
TIAA-CREF Bond Index Fund $ 2,336,356,063
TOTAL FIXED INCOME 2,336,356,063
INFLATION-PROTECTED ASSETS—3.2%
22,415,290
TIAA-CREF Inflation-Linked Bond Fund 234,015,624
TOTAL INFLATION-PROTECTED ASSETS 234,015,624
INTERNATIONAL EQUITY—21.0%
44,228,532
TIAA-CREF Emerging Markets Equity Index Fund 454,227,024
49,494,327
TIAA-CREF International Equity Index Fund 1,046,310,068
TOTAL INTERNATIONAL EQUITY 1,500,537,092
SHORT-TERM FIXED INCOME—3.3%
24,719,223
TIAA-CREF Short-Term Bond Index Fund 234,585,428
TOTAL SHORT-TERM FIXED INCOME 234,585,428
U.S. EQUITY—39.6%
88,284,800
TIAA-CREF Equity Index Fund 2,828,644,981
TOTAL U.S. EQUITY 2,828,644,981
TOTAL AFFILIATED INVESTMENT COMPANIES 7,134,139,188
(Cost $6,052,390,822)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,510,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 5,510,000
TOTAL REPURCHASE AGREEMENT 5,510,000
TOTAL SHORT-TERM INVESTMENTS 5,510,000
(Cost $5,510,000)
TOTAL INVESTMENTS—99.9% 7,139,649,188
(Cost $6,057,900,822)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,994,038
NET ASSETS—100.0% $ 7,144,643,226
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $5,510,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rates 0.875%–4.125% and maturity dates 6/15/26–6/30/26, valued at $5,620,236.

Portfolio of Investments
Lifecycle Index 2035 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—27.2%
210,183,694
TIAA-CREF Bond Index Fund $ 1,977,828,557
TOTAL FIXED INCOME 1,977,828,557
INFLATION-PROTECTED ASSETS—1.3%
8,797,205
TIAA-CREF Inflation-Linked Bond Fund 91,842,823
TOTAL INFLATION-PROTECTED ASSETS 91,842,823
INTERNATIONAL EQUITY—24.3%
52,090,378
TIAA-CREF Emerging Markets Equity Index Fund 534,968,183
58,265,224
TIAA-CREF International Equity Index Fund 1,231,726,832
TOTAL INTERNATIONAL EQUITY 1,766,695,015
SHORT-TERM FIXED INCOME—1.3%
9,693,853
TIAA-CREF Short-Term Bond Index Fund 91,994,667
TOTAL SHORT-TERM FIXED INCOME 91,994,667
U.S. EQUITY—45.8%
103,985,037
TIAA-CREF Equity Index Fund 3,331,680,576
TOTAL U.S. EQUITY 3,331,680,576
TOTAL AFFILIATED INVESTMENT COMPANIES 7,260,041,638
(Cost $5,972,421,984)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$9,050,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 9,050,000
TOTAL REPURCHASE AGREEMENT 9,050,000
TOTAL SHORT-TERM INVESTMENTS 9,050,000
(Cost $9,050,000)
TOTAL INVESTMENTS—100.0% 7,269,091,638
(Cost $5,981,471,984)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,948,942
NET ASSETS—100.0% $ 7,272,040,580
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $9,050,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $9,231,036.

Lifecycle Index 2040 Fund August 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.2%
153,561,586
TIAA-CREF Bond Index Fund $ 1,445,014,522
TOTAL FIXED INCOME 1,445,014,522
INTERNATIONAL EQUITY—28.0%
62,092,186
TIAA-CREF Emerging Markets Equity Index Fund 637,686,751
69,474,787
TIAA-CREF International Equity Index Fund 1,468,696,991
TOTAL INTERNATIONAL EQUITY 2,106,383,742
U.S. EQUITY—52.7%
124,064,641
TIAA-CREF Equity Index Fund 3,975,031,112
TOTAL U.S. EQUITY 3,975,031,112
TOTAL AFFILIATED INVESTMENT COMPANIES 7,526,429,376
(Cost $5,911,618,498)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,915,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 7,915,000
TOTAL REPURCHASE AGREEMENT 7,915,000
TOTAL SHORT-TERM INVESTMENTS 7,915,000
(Cost $7,915,000)
TOTAL INVESTMENTS—100.0% 7,534,344,376
(Cost $5,919,533,498)
OTHER ASSETS & LIABILITIES, NET—0.0% 3,410,591
NET ASSETS—100.0% $ 7,537,754,967
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $7,915,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $8,073,380.

Portfolio of Investments
Lifecycle Index 2045 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—12.6%
81,589,720
TIAA-CREF Bond Index Fund $ 767,759,267
TOTAL FIXED INCOME 767,759,267
INTERNATIONAL EQUITY—30.2%
54,164,583
TIAA-CREF Emerging Markets Equity Index Fund 556,270,266
60,611,233
TIAA-CREF International Equity Index Fund 1,281,321,469
TOTAL INTERNATIONAL EQUITY 1,837,591,735
U.S. EQUITY—57.0%
108,256,436
TIAA-CREF Equity Index Fund 3,468,536,211
TOTAL U.S. EQUITY 3,468,536,211
TOTAL AFFILIATED INVESTMENT COMPANIES 6,073,887,213
(Cost $4,847,035,127)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$7,810,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 7,810,000
TOTAL REPURCHASE AGREEMENT 7,810,000
TOTAL SHORT-TERM INVESTMENTS 7,810,000
(Cost $7,810,000)
TOTAL INVESTMENTS—100.0% 6,081,697,213
(Cost $4,854,845,127)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,841,431
NET ASSETS—100.0% $ 6,083,538,644
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $7,810,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $7,966,228.

Lifecycle Index 2050 Fund August 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—9.6%
52,196,398
TIAA-CREF Bond Index Fund $ 491,168,107
TOTAL FIXED INCOME 491,168,107
INTERNATIONAL EQUITY—31.2%
47,012,798
TIAA-CREF Emerging Markets Equity Index Fund 482,821,433
52,596,879
TIAA-CREF International Equity Index Fund 1,111,898,018
TOTAL INTERNATIONAL EQUITY 1,594,719,451
U.S. EQUITY—59.0%
93,911,529
TIAA-CREF Equity Index Fund 3,008,925,379
TOTAL U.S. EQUITY 3,008,925,379
TOTAL AFFILIATED INVESTMENT COMPANIES 5,094,812,937
(Cost $4,097,676,097)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,920,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 5,920,000
TOTAL REPURCHASE AGREEMENT 5,920,000
TOTAL SHORT-TERM INVESTMENTS 5,920,000
(Cost $5,920,000)
TOTAL INVESTMENTS—99.9% 5,100,732,937
(Cost $4,103,596,097)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,772,083
NET ASSETS—100.0% $ 5,104,505,020
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $5,920,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $6,038,482.

Portfolio of Investments
Lifecycle Index 2055 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—8.4%
26,239,898
TIAA-CREF Bond Index Fund $ 246,917,437
TOTAL FIXED INCOME 246,917,437
INTERNATIONAL EQUITY—31.7%
27,548,826
TIAA-CREF Emerging Markets Equity Index Fund 282,926,439
30,820,191
TIAA-CREF International Equity Index Fund 651,538,844
TOTAL INTERNATIONAL EQUITY 934,465,283
U.S. EQUITY—59.7%
55,055,425
TIAA-CREF Equity Index Fund 1,763,975,804
TOTAL U.S. EQUITY 1,763,975,804
TOTAL AFFILIATED INVESTMENT COMPANIES 2,945,358,524
(Cost $2,474,944,562)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,890,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 3,890,000
TOTAL REPURCHASE AGREEMENT 3,890,000
TOTAL SHORT-TERM INVESTMENTS 3,890,000
(Cost $3,890,000)
TOTAL INVESTMENTS—99.9% 2,949,248,524
(Cost $2,478,834,562)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,557,704
NET ASSETS—100.0% $ 2,952,806,228
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $3,890,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/29/28, valued at $3,967,881.

Lifecycle Index 2060 Fund August 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—7.1%
11,676,608
TIAA-CREF Bond Index Fund $ 109,876,885
TOTAL FIXED INCOME 109,876,885
INTERNATIONAL EQUITY—32.1%
14,639,793
TIAA-CREF Emerging Markets Equity Index Fund 150,350,676
16,375,496
TIAA-CREF International Equity Index Fund 346,177,992
TOTAL INTERNATIONAL EQUITY 496,528,668
U.S. EQUITY—60.5%
29,247,493
TIAA-CREF Equity Index Fund 937,089,671
TOTAL U.S. EQUITY 937,089,671
TOTAL AFFILIATED INVESTMENT COMPANIES 1,543,495,224
(Cost $1,364,455,978)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$2,430,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 2,430,000
TOTAL REPURCHASE AGREEMENT 2,430,000
TOTAL SHORT-TERM INVESTMENTS 2,430,000
(Cost $2,430,000)
TOTAL INVESTMENTS—99.9% 1,545,925,224
(Cost $1,366,885,978)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,297,761
NET ASSETS—100.0% $ 1,548,222,985
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $2,430,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $2,478,676.

Portfolio of Investments
Lifecycle Index 2065 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.3%(a)
FIXED INCOME—5.8%
1,109,032
TIAA-CREF Bond Index Fund $ 10,435,994
TOTAL FIXED INCOME 10,435,994
INTERNATIONAL EQUITY—32.5%
1,722,469
TIAA-CREF Emerging Markets Equity Index Fund 17,689,758
1,923,554
TIAA-CREF International Equity Index Fund 40,663,939
TOTAL INTERNATIONAL EQUITY 58,353,697
U.S. EQUITY—61.0%
3,423,872
TIAA-CREF Equity Index Fund 109,700,862
TOTAL U.S. EQUITY 109,700,862
TOTAL AFFILIATED INVESTMENT COMPANIES 178,490,553
(Cost $169,401,843)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.4%
REPURCHASE AGREEMENT—0.4%
$740,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 740,000
TOTAL REPURCHASE AGREEMENT 740,000
TOTAL SHORT-TERM INVESTMENTS 740,000
(Cost $740,000)
TOTAL INVESTMENTS—99.7% 179,230,553
(Cost $170,141,843)
OTHER ASSETS & LIABILITIES, NET—0.3% 465,136
NET ASSETS—100.0% $ 179,695,689
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $740,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $754,855.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $643,913,254 $— $— $643,913,254
Short-term investments — 765,000 — 765,000
Total $643,913,254 $765,000 $— $644,678,254
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $633,241,622 $— $— $633,241,622
Short-term investments — 300,000 — 300,000
Total $633,241,622 $300,000 $— $633,541,622
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,055,665,134 $— $— $1,055,665,134
Short-term investments — 655,000 — 655,000
Total $1,055,665,134 $655,000 $— $1,056,320,134
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $3,064,539,279 $— $— $3,064,539,279
Short-term investments — 2,105,000 — 2,105,000
Total $3,064,539,279 $2,105,000 $— $3,066,644,279
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $5,593,644,424 $— $— $5,593,644,424
Short-term investments — 4,980,000 — 4,980,000
Total $5,593,644,424 $4,980,000 $— $5,598,624,424
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $7,134,139,188 $— $— $7,134,139,188
Short-term investments — 5,510,000 — 5,510,000
Total $7,134,139,188 $5,510,000 $— $7,139,649,188
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Registered investment companies $7,260,041,638 $— $— $7,260,041,638
Short-term investments — 9,050,000 — 9,050,000
Total $7,260,041,638 $9,050,000 $— $7,269,091,638
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $7,526,429,376 $— $— $7,526,429,376
Short-term investments — 7,915,000 — 7,915,000
Total $7,526,429,376 $7,915,000 $— $7,534,344,376
1 1 1 1 1
Lifecycle Index 2045
Registered investment companies $6,073,887,213 $— $— $6,073,887,213
Short-term investments — 7,810,000 — 7,810,000
Total $6,073,887,213 $7,810,000 $— $6,081,697,213
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $5,094,812,937 $— $— $5,094,812,937
Short-term investments — 5,920,000 — 5,920,000
Total $5,094,812,937 $5,920,000 $— $5,100,732,937
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $2,945,358,524 $— $— $2,945,358,524
Short-term investments — 3,890,000 — 3,890,000
Total $2,945,358,524 $3,890,000 $— $2,949,248,524
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $1,543,495,224 $— $— $1,543,495,224
Short-term investments — 2,430,000 — 2,430,000
Total $1,543,495,224 $2,430,000 $— $1,545,925,224
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $178,490,553 $— $— $178,490,553
Short-term investments — 740,000 — 740,000
Total $178,490,553 $740,000 $— $179,230,553
1 1 1 1 1
A12147-D (10/23)